Fair Value Measurements (Tables)	9 Months Ended
Jul. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
The following table reflects the fair value

of the Bank’s financial assets and liabilities not

carried at fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
July 31, 2024 October 31, 2023
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities

$ 212,557 $ 207,852 $ 232,093 $ 222,699
Other debt securities 68,763 67,172 75,923 72,511
Total debt securities at amortized cost, net of allowance for credit losses 281,320 275,024 308,016 295,210
Total loans, net of allowance for loan losses

938,325 934,103 895,947 877,763
Total financial assets not carried at fair value $ 1,219,645 $ 1,209,127 $ 1,203,963 $ 1,172,973
FINANCIAL LIABILITIES
Deposits $ 1,220,550 $ 1,217,476 $ 1,198,190 $ 1,188,585
Securitization liabilities at amortized

cost

12,374 12,084 12,710 12,035
Subordinated notes and debentures

9,913

9,930

9,620 9,389
Total financial liabilities not carried at fair value $ 1,242,837 $ 1,239,490 $ 1,220,520 $ 1,210,009
This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the three and
nine months ended July 31, 2024 and July

31, 2023.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and
Fair

gains
value as at unrealized gains (losses) Movements
1
Transfers
value as at

(losses) on
May 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2024 in income
2
in OCI
3,4
Issuances

Settlements Level 3 Level 3 2024 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 29 – – 1 (1) 1 (27) 3 –
Equity securities 9 – – 1 (5) – – 5 –

38 – – 2 (6) 1 (27) 8

–
Non-trading financial
assets at fair value
through profit or loss
Securities 1,150 27 – 41 (22) – – 1,196 17
1,150 27 – 41 (22) – – 1,196 17
Financial assets at fair value
through other

comprehensive income
Other debt securities 14 – – – (3) – – 11 –
Equity securities

2,307 – 3 132 (23) – – 2,419 1

$ 2,321 $ – $ 3 $ 132 $ (26) $ – $ – $ 2,430 $ 1
FINANCIAL LIABILITIES
Trading deposits 6 $ (910) $ (18) $ – $ (24) $ 213 $ – $ 15 $ (724) $ (12)
Derivatives 7
Interest rate contracts

(148) (22) – – 10 – – (160)

(14)
Foreign exchange contracts (7) 2 – – 3 (5) 3 (4) (1)
Equity contracts (23) – – – – – – (23) (2)
Commodity contracts 6 9 – – (15) – – – –

(172) (11) – – (2) (5) 3 (187)

(17)
Financial liabilities designated
at fair value
through profit or loss

(74) 112 – (77) 30 – – (9)

112
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2023 in income
2
in OCI
4
Issuances

Settlements Level 3 Level 3 2024 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ 67 $ – $ – $ – $ (67) $ – $ – $ – $ –
Other debt securities 65 1 – 91 (86) 8 (76) 3 –
Equity securities 10 (1) – 3 (7) – – 5 –

142 – – 94 (160) 8 (76) 8

–
Non-trading financial
assets at fair value
through profit or loss
Securities 980 89 – 165 (37) – (1) 1,196 86
980 89 – 165 (37) – (1) 1,196 86
Financial assets at fair value
through other

comprehensive income
Other debt securities 27 – (4) 3 (15) – – 11 –
Equity securities

2,377 – (9) 260 (209) – – 2,419 (10)

$ 2,404 $ – $ (13) $ 263 $ (224) $ – $ – $ 2,430 $ (10)
FINANCIAL LIABILITIES
Trading deposits
6
$ (985) $ (8) $ – $ (98) $ 331 $ – $ 36 $ (724) $ (10)
Derivatives 7
Interest rate contracts

(126) (63) – – 29 – – (160)

(36)
Foreign exchange contracts (6) 3 – – 4 (11) 6 (4) –
Equity contracts (21) (1) – – (1) (1) 1 (23) (3)
Commodity contracts (1) 5 – – (4) – – – (5)

(154) (56) – – 28 (12) 7 (187)

(44)
Financial liabilities designated
at fair value through profit
or loss

(22) 113 – (210) 110 – – (9)

112
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement

of Income.
3

Other comprehensive income.
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7

Consists of derivative assets of $
36

million (April 30, 2024/May 1, 2024 – $
20

million; October 31, 2023/November 1, 2023 – $
22

million) and derivative liabilities of $
223

million
(April 30, 2024/May 1, 2024 – $ 192

million; October 31, 2023/November 1, 2023 – $
176

million) which have been netted in this table for presentation purposes only.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
May 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2023 in income
2
in OCI
3
Issuances Settlements Level 3 Level 3 2023 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 22 – – 26 (13) 54 – 89 (5)
Equity securities 30 2 – – (24) – – 8 –

52 2 – 26 (37) 54 – 97

(5)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,001 (52) – 37 (3) – – 983 (20)
1,001 (52) – 37 (3) – – 983 (20)
Financial assets at fair value
through other

comprehensive income
Other debt securities 61 – 2 – (4) – – 59 –
Equity securities

3,685 – (295) 3 (1,144) – – 2,249 (6)

$ 3,746 $ – $ (293) $ 3 $ (1,148) $ – $ – $ 2,308 $ (6)
FINANCIAL LIABILITIES
Trading deposits 5 $ (592) $ (9) $ – $ (211) $ 8 $ (1) $ 10 $ (795) $ (4)
Derivatives
6
Interest rate contracts

(169) 14 – – 13 – – (142) 34
Foreign exchange contracts 1 (2) – – – (1) 1 (1) (1)
Equity contracts (27) 2 – – (10) – (12) (47) (1)
Commodity contracts (2) (8) – – 13 – – 3 1

(197) 6 – – 16 (1) (11) (187) 33
Financial liabilities designated
at fair value
through profit or loss

(49) (166) – (202) 310 – – (107) (167)
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2022 in income
2
in OCI
3
Issuances Settlements Level 3 Level 3 2023 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 49 6 – 49 (72) 89 (32) 89 (28)
Equity securities

– (2) – 39 (29) – – 8 –

49 4 – 88 (101) 89 (32) 97

(28)
Non-trading financial
assets at fair value
through profit or loss
Securities 845 31 – 158 (51) – – 983 21
845 31 – 158 (51) – – 983 21
Financial assets at fair value
through other

comprehensive income
Other debt securities 60 – (6) 21 (16) – – 59 –
Equity securities

2,477 – (506) 2,096 (1,818) – – 2,249 (8)

$ 2,537 $ – $ (512) $ 2,117 $ (1,834) $ – $ – $ 2,308 $ (8)
FINANCIAL LIABILITIES
Trading deposits
5
$ (416) $ (38) $ – $ (359) $ 16 $ (10) $ 12 $ (795) $ (28)
Derivatives
6
Interest rate contracts

(156) (16) – – 30 – – (142)

28
Foreign exchange contracts 4 (6) – – – (1) 2 (1) (1)
Equity contracts (59) 45 – 26 (17) (2) (40) (47) 10
Commodity contracts 27 32 – – (56) – – 3 (1)

(184) 55 – 26 (43) (3) (38) (187)

36
Financial liabilities designated
at fair value
through profit or loss

(44) (96) – (389) 422 – – (107)

(95)
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
4

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5

Issuances and repurchases of trading deposits are reported on a gross basis.
6

Consists of derivative assets of $
14

million (April 30, 2023/May 1, 2023 – $
20

million; October 31, 2022/November 1, 2022 – $
50

million) and derivative liabilities of $
201

million
(April 30, 2023/May 1, 2023 – $ 217

million; October 31, 2022/November 1, 2022 – $
234

million) which have been netted in this table for presentation purposes only.

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within

the fair value hierarchy for each of the assets

and liabilities measured at fair value on a

recurring basis as at
July 31, 2024 and October 31, 2023.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars) As at
July 31, 2024 October 31, 2023
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal $ 743 $ 8,032 $ – $ 8,775 $ 72 $ 9,073 $ – $ 9,145
Provinces

– 7,360 – 7,360 – 7,445 – 7,445
U.S. federal, state, municipal governments,

and agencies debt
172 19,872 – 20,044 2 24,325 67 24,394
Other OECD
2

government-guaranteed debt
– 8,773 – 8,773 – 8,811 – 8,811
Mortgage-backed securities – 1,482 – 1,482 – 1,698 – 1,698
Other debt securities
Canadian issuers

– 6,447 1 6,448 – 6,067 5 6,072
Other issuers – 14,902 2 14,904 – 14,553 60 14,613
Equity securities 71,384 48 5 71,437 54,186 41 10 54,237
Trading loans

– 20,781 – 20,781 – 17,261 – 17,261
Commodities 12,279 890 – 13,169 7,620 791 – 8,411
Retained interests – 2 – 2 – 3 – 3

84,578 88,589 8 173,175 61,880 90,068 142 152,090
Non-trading financial assets at fair value

through profit or loss
Securities 298 1,351 1,196 2,845 269

2,596 980 3,845
Loans – 2,755 – 2,755 – 3,495 – 3,495
298 4,106 1,196 5,600 269 6,091 980 7,340
Derivatives
Interest rate contracts

4 15,942 1 15,947 17

22,893 – 22,910
Foreign exchange contracts

55 43,947 26 44,028 26 57,380 7 57,413
Credit contracts

– 48 – 48 – 54 – 54
Equity contracts

70 6,010 – 6,080 58 4,839 – 4,897
Commodity contracts

604 3,111 9 3,724 306 1,787 15 2,108
733 69,058 36 69,827 407 86,953 22 87,382
Financial assets designated at
fair value through profit or loss
Securities
1
– 5,771 – 5,771 –

5,818 – 5,818
– 5,771 – 5,771 – 5,818 – 5,818
Financial assets at fair value through other

comprehensive income
Government and government-related securities
Canadian government debt
Federal – 18,320 – 18,320 – 18,210 – 18,210
Provinces

– 21,330 – 21,330 – 19,940 – 19,940
U.S. federal, state, municipal governments,

and agencies debt
– 17,742 – 17,742 – 11,002 – 11,002
Other OECD government-guaranteed debt – 1,709 – 1,709 – 1,498 – 1,498
Mortgage-backed securities – 2,186 – 2,186 – 2,277 – 2,277
Other debt securities
Asset-backed securities – 1,483 – 1,483 – 4,114 – 4,114
Corporate and other debt – 9,444 11 9,455 – 8,863 27 8,890
Equity securities 1,037 1 2,419 3,457 1,133 3 2,377 3,513
Loans – 159 – 159 – 421 – 421

1,037 72,374 2,430 75,841 1,133 66,328 2,404 69,865
Securities purchased under reverse
repurchase agreements – 10,438 – 10,438 – 9,649 – 9,649
FINANCIAL LIABILITIES
Trading deposits

–

31,297

724

32,021

– 29,995 985 30,980
Derivatives

Interest rate contracts

– 11,070 161 11,231 16

21,064

126

21,206
Foreign exchange contracts

42 37,059 30 37,131 19 44,841 13 44,873
Credit contracts

– 852 – 852 – 172 – 172
Equity contracts

– 6,977 23 7,000 7 3,251 21 3,279
Commodity contracts

487 3,403 9 3,899 248 1,846 16 2,110
529 59,361 223 60,113 290 71,174 176

71,640
Securitization liabilities at fair value – 18,382 – 18,382 –

14,422

–

14,422
Financial liabilities designated at fair value
through profit or loss – 196,069 9 196,078 –

192,108

22

192,130
Obligations related to securities sold short 1

1,658 38,898 – 40,556 1,329

43,332

–

44,661
Obligations related to securities sold
under repurchase agreements – 13,612 – 13,612 – 12,641 – 12,641
Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2
Organisation for Economic Cooperation

and Development (OECD).